SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2025
SEGMENT REPORTING
Schedule of segment reporting information
	Three Months Ended September 30, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Total
Revenue
Revenue	$-	$-	$-

Operating Expenses
Professional fees	410,999	13,751	424,750
Salaries	177,614	-	177,614
Depreciation and Amortization	66,231	28,263	94,494
Other general and administrative costs	397,700	9,634	407,334
Total Operating Expenses	1,052,544	51,648	1,104,192

Loss from operations	$(1,052,544)	$(51,648)	$(1,104,192)
	Nine Months Ended September 30, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Total
Revenue
Revenue	$-	$-	$-

Operating Expenses
Professional fees	867,096	64,027	931,123
Salaries	177,614	-	177,614
Depreciation and Amortization	132,462	56,526	188,988
Other general and administrative costs	594,887	18,043	612,930
Total Operating Expenses	1,772,059	138,596	1,910,655

Loss from operations	$(1,772,059)	$(138,596)	$(1,910,655)

Identifiable Assets
Identifiable assets as of September 30, 2025	$4,603,770	$11,721,146	$16,324,916
Identifiable assets as of December 31, 2024	$-	$-	$237